Summary of significant accounting policies (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2019 CHF (SFr) Segment	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Income taxes [Abstract]
Tax loss carryforward period	7 years
Deferred tax assets | SFr	SFr 0	SFr 0	SFr 0
Segment reporting [Abstract]
Number of operating segments	1
Number of reportable segments	1
IT Equipment [Member]
Residual value over its estimated useful life [Abstract]
Useful lives or depreciation rates, property, plant and equipment	3 years
Laboratory Equipment [Member]
Residual value over its estimated useful life [Abstract]
Useful lives or depreciation rates, property, plant and equipment	5 years
Leasehold Improvements/Furniture [Member]
Residual value over its estimated useful life [Abstract]
Useful lives or depreciation rates, property, plant and equipment	5 years